Changes in Equity and Earnings per Share - Additional Information (Detail) € / shares in Units, $ in Thousands						6 Months Ended		12 Months Ended
	May 04, 2018 USD ($)	May 03, 2018 € / shares	May 04, 2017 USD ($)	May 04, 2017 EUR (€) € / shares	Jun. 05, 2013 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($) shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 EUR (€) € / shares	Jun. 30, 2018 EUR (€) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€) € / shares	Oct. 25, 2017 € / shares	Oct. 27, 2016 EUR (€) € / shares
Disclosure of classes of share capital [line items]
Issued capital						$ 1,736,000					$ 1,736,000
Number of shares issued | shares						1,934,000,000	1,934,000,000			1,934,000,000
Ownership interest								100.00%
Dividend declared per share | € / shares													€ 1.60	€ 1.60
Dividend declared | €									€ 3,091,000,000			€ 3,089,000,000		€ 2,570,000,000
Dividend declared date								Oct. 25, 2017	Oct. 27, 2016
Dividend proposed per share | € / shares									€ 2.00			€ 2.00
Dividend proposed | €								€ 3,867,000,000	€ 3,856,000,000
Dividend paid per share | € / shares				€ 3.60				€ 3.60
Dividend paid				€ 6,947,000,000		$ 4,970,000	$ 4,750,000	€ 6,956,000,000
Dividend paid date								May 03, 2018
Profit attributable to equity holders						2,955,000	2,908,000
Diluted earnings per share based on the profit						$ 2,955,000	2,908,000
Number of antidilutive share options outstanding						60,000,000				60,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares						326,000,000
Grupo Modelo [member]
Disclosure of classes of share capital [line items]
Dividend paid per share | € / shares		€ 2.00		€ 2.00
Dividend paid	$ 56,000		$ 51,000
Shares reserved for issue under options and contracts for sale of shares | shares					23,076,923
Deferred share units vesting period					5 years
Proceeds from issuing shares Proceeds?From?Issuing?Shares 1.5					$ 1,500,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage						15.00%
Ambev [member] | Cerveceria Nacional Dominicana S.A. [member]
Disclosure of classes of share capital [line items]
Ownership interest						85.00%		55.00%
Decrease in non-controlling interests						$ 429,000
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital						$ 1,736,000				€ 1,238,608,344.12
Number of shares issued | shares						2,019,241,973				2,019,241,973
Number of shares authorized | shares						37,000,000				37,000,000
Expenses on stock option plans and in equity						$ 19,000
Profit attributable to equity holders						$ 2,955,000	$ 2,908,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Equity shares | shares						62,473,302				62,473,302
Parent [member] | Restricted shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares						325,999,817
Parent [member] | Equity Securities Lending [Member]
Disclosure of classes of share capital [line items]
Issued capital						$ 20,000
Parent [member] | Top of range [member] | Equity Securities Lending [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares						20,000,000				20,000,000